Earnings Per Share - Computation of Basic Earnings per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Class A Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	$ 362,003,240	¥ 2,520,194,155	¥ 1,994,976,030	¥ 1,077,159,077
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	215,040	215,040	255,190	62,900
Basic | (per share)	$ 1.68	¥ 11.72	¥ 7.82	¥ 17.13
Class B Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	$ 106,882,382	¥ 744,093,770	¥ 496,340,183	¥ 1,087,299,743
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	63,490	63,490	63,490	63,490
Basic | (per share)	$ 1.68	¥ 11.72	¥ 7.82	¥ 17.13